Income Taxes - Schedule of Movement in Valuation Allowance (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)
Valuation Allowance [Abstract]
At the beginning of the year	¥ 21,230	$ 3,277	¥ 20,502
Current year movement	(2,746)	(424)	728
At the end of the year	¥ 18,484	$ 2,853	¥ 21,230